Retained Earnings and Accumulated Other Comprehensive (Loss) Income	12 Months Ended
Mar. 31, 2025
Retained Earnings and Accumulated Other Comprehensive (Loss) Income [Abstract]
RETAINED EARNINGS AND ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME

NOTE 28 — RETAINED EARNINGS AND ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME

Retained earnings

The retained earnings comprise the cumulative net gains and losses recognized in the Company’s consolidated profit or loss and other comprehensive income.

Accumulated other comprehensive (loss) income

Accumulated other comprehensive (loss) income represents the foreign currency translation difference arising from the translation of the financial statements of companies within the Group from their functional currency to the Group’s presentation currency.